Securitisations - Continuing involvement in financial assets that have been derecognised (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount	£ 852	£ 414
Fair value	791	410
Maximum exposure to loss	852	414
Gain from continuing involvement for the year ended	24	9
Gain from continuing involvement, cumulative	41	17
Asset-backed securities
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount	8	25
Fair value	8	25
Maximum exposure to loss	8	25
Gain from continuing involvement for the year ended	1	1
Gain from continuing involvement, cumulative	3	2
Residential mortgage backed securities
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount	432	78
Fair value	426	78
Maximum exposure to loss	432	78
Gain from continuing involvement for the year ended	18	3
Gain from continuing involvement, cumulative	22	4
Commercial mortgage backed securities
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount	412	311
Fair value	357	307
Maximum exposure to loss	412	311
Gain from continuing involvement for the year ended	5	5
Gain from continuing involvement, cumulative	£ 16	£ 11